Investment Strategy - Goehring & Rozencwajg Resources Fund	Sep. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in securities of natural resources companies and other investments (including derivatives, futures and options, registered investment companies and exchange-traded funds (“ETFs”), including ETFs that invest in commodities) that provide economic exposure to natural resources or natural resources companies (together “natural resources investments”). This policy may be changed only after 60 days’ notice to shareholders. Natural resources companies are U.S. and foreign companies that may own, explore, develop, produce, refine, transport, or market natural resources or that provide related equipment, infrastructure, or services. Natural resources include energy commodities, such as oil, natural gas, coal and uranium; precious metals, such as gold, silver, platinum, palladium and rhodium; diamond; base metals, such as copper, lead and zinc; ferrous metals; agricultural commodities; and fertilizer commodities, such as potash, phosphate and nitrogen.

When determining whether a company is a natural resources company or whether an investment provides economic exposure to natural resources or natural resources companies for purposes of the Fund’s 80% investment policy above, the Fund currently relies on standard industry classifications developed by third-party providers. The standard industry classifications used by the Fund may be changed by the third-party providers over time and without notice to the Fund or its investors. When determining compliance with its 80% investment policy, the Fund will consider the underlying investments of the investment companies in which it invests, to the extent the Fund has access to sufficient and timely portfolio holdings information from such investment companies. For example, if the Fund invests in an investment company with an 80% investment policy that is consistent with the Fund’s 80% investment policy, the Fund will count its investment in that investment company toward the Fund’s 80% investment policy.

The Adviser believes that substantial value can be created by investing in the securities of companies engaged in those sectors of the natural resources industry where investor sentiment is extremely negative, the associated commodity price is low relative to historical levels, or the Adviser believes that the fundamentals are on the verge of turning positive. The Fund seeks to implement an investment process that consists of both “top-down” and “bottoms-up” analysis. For the “top-down” analysis, the Adviser will use its proprietary supply and demand models to form an outlook for a given commodity. Once the “top-down” outlook for a given commodity is complete, the Adviser will conduct a “bottoms-up” analysis of potential investments that uses its proprietary commodity price outlook to calculate an estimate of intrinsic value for the investment. The Fund will seek to use “value investing” techniques and invest in those securities that it believes are undervalued relative to its estimate of intrinsic value based upon its proprietary commodity outlook, but may use other investment techniques as well.

The Fund will typically invest primarily in equity and equity-related securities consisting of common stock, preferred stock, convertible securities, rights and warrants and depository receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)). The Fund also may participate in initial public offerings (“IPOs”) of equity and equity-related securities. In addition, the Fund may invest in debt securities of natural resources companies. These debt securities may include “investment-grade” securities (i.e., BBB- or better from S&P Global Ratings (“S&P”), Baa3 or better from Moody’s Investors Services, Inc. (“Moody’s”) and BBB- or better from Fitch Investor Services, Inc. (“Fitch”)) as well as those that are rated below investment-grade (commonly referred to as “junk bonds”) or are not rated by any rating agency. The Fund may maintain an average portfolio duration of any length, and the Fund may invest in securities of any duration and maturity.

The Fund may invest in derivatives, including, but not limited to, long and short positions in futures and options, in order to gain market exposure to natural resources or natural resources companies, enhance returns or hedge an existing position. At times, the Fund may invest in registered investment companies and ETFs. The Fund will primarily utilize ETFs to gain market exposure to an underlying commodity, such as by investing in an ETF which invests in the commodity (e.g., gold). Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”). In addition, the Fund may purchase securities issued in private placements and initial public offerings. The Fund also may engage in repurchase agreements to earn incremental income on temporarily available cash.

The Fund may hold both U.S. and foreign securities (including emerging market securities) and does not limit the proportion of securities held by geography. In addition, the Fund does not seek to limit its investments based upon market capitalization and may hold securities of companies whose market capitalization may range from very small (“micro-cap”) to very large (“large-cap”). At times, the Fund may take a defensive position when it believes commodity prices, or security valuations are at risk of a decline and as a result may hold a higher than normal level of cash.

The Fund will not seek to provide diversified commodity exposure and may be directly or indirectly exposed to a limited number of commodities.